Property and Equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
AutoLotto, Inc. [Member]
Property and Equipment, net [Line Items]
Property and Equipment, net

4.      Property and Equipment, net

Property and equipment, net as of September 30, 2021 and December 31, 2020, consisted of the following:

	As of September 30, 2021	As of December 31, 2020

Computers and equipment	$99,342	$85,004
Furniture and fixtures	22,767	14,301
Software	2,980,100	1,903,121
Property and equipment	3,102,209	2,002,426
Accumulated depreciation	(1,804,324)	(1,331,474)
Property and equipment, net	$1,297,885	$670,952

Depreciation expense was $250,875 and $157,588 for the three months ended September 30, 2021 and 2020, respectively. Depreciation expense was $473,500 and $471,132 for the nine months ended September 30, 2021 and 2020, respectively.

4.      Property and Equipment, net

Property and equipment, net as of December 31, 2020 and 2019 consisted of the following:

	As of December 31,
	2020	2019
Computers and equipment	$85,004	$63,090
Furniture and fixtures	14,301	14,301
Software	1,903,121	1,903,121
Property and equipment	2,002,426	1,980,512
Accumulated depreciation	(1,331,474)	(689,813)
Property and equipment, net	$670,952	$1,290,699

Depreciation expense was $641,661 and $623,607 for the years ended December 31, 2020 and 2019, respectively.